OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
OTHER LIABILITIES
Schedule of information related to other liabilities

	As at	As at
	December 31,	December 31,
	2023	2022
Committed subscription proceeds for San Nicolás project	$229,950	$—
Pension benefit obligations	56,255	53,024
Deferred income	24,046	13,955
Other	11,855	5,636
Total other liabilities	$322,106	$72,615

Schedule of funded status of the Company's defined benefit obligations

	Year Ended December 31,
	2023	2022
Reconciliation of plan assets:
Plan assets, beginning of year	$2,835	$2,905
Employer contributions	5,936	1,713
Benefit payments	(5,727)	(1,473)
Administrative expenses	(105)	(120)
Interest on assets	145	87
Net return on assets excluding interest	(145)	(87)
Effect of exchange rate changes	70	(190)
Plan assets, end of year	$3,009	$2,835

Reconciliation of defined benefit obligation:
Defined benefit obligation, beginning of year	$46,733	$44,844
Current service cost	3,660	2,976
Benefit payments	(5,727)	(1,473)
Interest cost	3,176	1,797
Actuarial losses (gains) arising from changes in economic assumptions	975	(7,028)
Actuarial (gains) losses arising from changes in demographic assumptions	(276)	772
Actuarial (gains) losses arising from Plan experience	(2,485)	6,363
Effect of exchange rate changes	724	(1,518)
Defined benefit obligation, end of year	46,780	46,733
Net defined benefit liability, end of year	$43,771	$43,898

Schedule of components of Agnico Eagle's pension expense recognized in the consolidated statements of net income (loss)

	Year Ended December 31,
	2023	2022
Current service cost	$3,660	$2,976
Administrative expenses	105	120
Interest cost on defined benefit obligation	3,176	1,797
Interest on assets	(145)	(87)
Pension expense	$6,796	$4,806

Schedule of remeasurement of net defined benefit liability recognized in other comprehensive income (loss)

	Year Ended December 31,
	2023	2022
Actuarial (gains) losses relating to the defined benefit obligation	$(1,786)	$107
Net return on assets excluding interest	145	87
Total remeasurements of the net defined benefit liability	$(1,641)	$194

Schedule of significant assumptions used in measuring Executive Plan defined benefit obligations

	As at December 31,	As at December 31,
	2023	2022
Assumptions:
Discount rate - beginning of year	5.0%	3.0%
Discount rate - end of year	4.8%	5.0%

Schedule of significant assumptions used in measuring Company Retirement Program defined benefit obligations

	As at December 31,	As at December 31,
	2023	2022
Assumptions:
Discount rate - beginning of year	5.0%	2.5%
Discount rate - end of year	4.5%	5.0%
Range of mine closure dates	2027 — 2034	2026 — 2036
Termination of employment per annum	2.0% — 10.0%	2.0% — 10.0%

Schedule of significant assumptions used in measuring Company's defined benefit obligations for Mexico Plans

	As at December 31,	As at December 31,
	2023	2022
Assumptions:
Discount rate	9.5%	9.5%
Range of mine closure dates	2024 — 2027	2024 — 2027

Schedule of sensitivity analysis for significant actuarial assumptions

As at
December 31,
2023
Change in assumption:
0.5% increase in discount rate	$(1,607)
0.5% decrease in discount rate	$1,718